Summary of Significant Accounting Policies - Additional Information (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2017
Disclosure of significant accounting policies [line items]
Goodwill impairment loss	$ 0	$ 0
Current statutory rate	35.00%
Tax rate at the end of each year	1.00%
Income tax withholding rate	35.00%
Percentage of single and final tax payment on dividend	10.00%
Personal assets tax rate	0.25%
Other receivables	$ 224,639	35,445,260
Business combination under common control	$ (35,434,064)	$ (52,234,825)
Legal reserve allowed proportion of subscribed capital adjustment	20.00%
Top of Range [member]
Disclosure of significant accounting policies [line items]
Legal reserve as percentage of net income	5.00%
Cofesur S.A. [member]
Disclosure of significant accounting policies [line items]
Interest acquired				2.36%
Proportion of ownership interest in subsidiary	100.00%	97.64%	97.64%
Proportion of noncontrolling interest held		2.36%
Yguaz Cementos S.A. [member]
Disclosure of significant accounting policies [line items]
Proportion of ownership interest in subsidiary	51.00%	51.00%	35.00%
Ferrosur Roca S.A. [member]
Disclosure of significant accounting policies [line items]
Proportion of ownership interest in subsidiary	80.00%	78.12%	78.12%
Proportion of noncontrolling interest held		20.00%
Other capital adjustments [member]
Disclosure of significant accounting policies [line items]
Business combination under common control	$ (31,834,597)	$ (403,406,965)
Non-controlling Interests [member]
Disclosure of significant accounting policies [line items]
Business combination under common control	$ (3,599,467)	351,172,140
Non-controlling Interests [member] | Yguaz Cementos S.A. [member]
Disclosure of significant accounting policies [line items]
Proportion of ownership interest in subsidiary	49.00%
Non-controlling Interests [member] | Ferrosur Roca S.A. [member]
Disclosure of significant accounting policies [line items]
Proportion of ownership interest in subsidiary	20.00%
Yguaz Cementos S.A. [member] | Other capital adjustments [member]
Disclosure of significant accounting policies [line items]
Business combination under common control		$ 403,406,965
Proportion of equity interest in subsidiary		16.00%
Ferrosur Roca Management Trust [member]
Disclosure of significant accounting policies [line items]
Proportion of ownership interest in subsidiary	100.00%
2019 [member]
Disclosure of significant accounting policies [line items]
Current statutory rate	30.00%
Dividend withholding percentage	7.00%
2020 and beyond [member]
Disclosure of significant accounting policies [line items]
Current statutory rate	25.00%
Dividend withholding percentage	13.00%